Offerings - Offering: 1	Jun. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value, issuable pursuant to options granted under the Calibre Long-Term Incentive Plan
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	6.57
Maximum Aggregate Offering Price	$ 13,140,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,011.73
Offering Note	Note 1(a): Represents Common Shares, no par value (the "Common Shares"), of Equinox Gold Corp. (the "Registrant") issuable pursuant to options under the Calibre Long-Term Incentive Plan registered herein. Note 1(b): Estimated for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Shares reported on the NYSE American on June 13, 2025, which was $6.57 per share. Note 1(c): Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (the "Registration Statement") also covers an indeterminate number of additional Common Shares of the Registrant that may be offered or issued by reason of certain corporate transactions or events, including any stock dividend, stock split or any other similar transaction effected which results in an increase in the number of Common Shares.